SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL

10. SHARE CAPITAL

Authorized share capital

Authorized: Unlimited number of common shares without par value.

Issued share capital

During the year ended December 31, 2023:

The Company issued 400,000 common shares upon exercise of stock options for gross proceeds of $42,500.

During the year ended December 31, 2022:

The Company issued 909,400 common shares upon exercise of warrants for gross proceeds of $173,880.

The Company issued 800,000 common shares upon exercise of stock options for gross proceeds of $80,000.

During the year ended December 31, 2021:

On February 12, 2021, the Company completed a non-brokered private placement and issued 7,000,000 units at a price of $0.22 per unit for gross proceeds of $1,540,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.30 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company’s directors and officers participated in the private placement. The Company paid finder’s fee totaling $56,320 and issued 256,000 finder’s warrants valued at $39,206.

On January 28, 2021, the Company closed the final tranche of a non-brokered private placement and issued 8,740,000 units at a price of $0.10 per unit for gross proceeds of $874,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.15 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company’s directors and officers participated in the private placement. The Company paid finder’s fee totaling $27,800 and issued 278,000 finder’s warrants valued at $100,419.

Stock options

The Company has adopted an incentive share purchase option plan under the rules of the Exchange pursuant to which it is authorized to grant options to executive officers, directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of ten years and generally vest either immediately or in specified increments of up to 25% in any three-month period.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023, 2022 and 2021

(Expressed in Canadian Dollars)

10.	SHARE CAPITAL (continued)

Stock options (continued)

The changes in stock options including those granted to directors, officers, employees and consultants are summarized as follows:

	2023		2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	8,635,000	$0.14	7,880,052	$0.13	6,706,072	$0.08
Options granted	2,365,000	$0.26	3,125,000	$0.15	2,840,000	$0.22
Expired/Cancelled	(250,000)	$0.17	(1,570,052)	$0.13	-	-
Exercised	(400,000)	$0.11	(800,000)	$0.10	(1,666,020)	$0.08
Ending Balance	10,350,000	$0.17	8,635,000	$0.14	7,880,052	$0.13
Exercisable	9,132,250	$0.17	6,216,250	$0.14	7,692,552	$0.13

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2023:

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.075	January 24, 2024	140,000	140,000
$0.06	April 1, 2024	140,000	140,000
$0.05	October 15, 2024	1,470,000	1,470,000
$0.08	November 18, 2025	500,000	500,000
$0.08	December 8, 2025	710,000	710,000
$0.19	January 28, 2026	150,000	150,000
$0.25	March 22, 2026	1,800,000	1,800,000
$0.15	August 10, 2027	2,675,000	2,675,000
$0.15	August 12, 2027	100,000	100,000
$0.16	October 12, 2027	300,000	300,000
$0.28	May 15, 2028	1,825,000	912,500
$0.20	June 21, 2028	400,000	200,000
$0.20	September 15, 2028	140,000	35,000
		10,350,000	9,132,250

The weighted average remaining life of the stock options outstanding at December 31, 2023 is 2.84 years (December 31, 2022: 3.17 years).

Share-based compensation

Share-based compensation of $703,612 was recognized during the year ended December 31, 2023 (2022 - $331,522, 2021 – 495,791), respectively, for stock options granted and/or vested during the year. Options issued to directors and officers of the Company vested immediately, while those issued to consultants vest over one year, however, the Board may change such provisions at its discretion or as required on a grant-by-grant basis.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023, 2022 and 2021

(Expressed in Canadian Dollars)

10.	SHARE CAPITAL (continued)

Share-based compensation (continued)

Share-based payments for options granted and repriced was measured using the Black-Scholes option pricing model with the following assumptions:

	2023	2022	2021
Expected life	3.30 years	0.8 – 2.65 years	1 – 5 years
Volatility	134% - 174%	94% - 193%	134% - 211%
Dividend yield	0%	0%	0%
Risk-free interest rate	3.28% – 4.20%	1.46% – 3.71%	0.32% - 0.99%

Option pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Warrants

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	2023		2022		2021
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	-	-	18,781,066	$0.21	18,743,226	$0.16
Warrants issued	-	-	-	-	16,274,000	$0.22
Warrants exercised	-	-	(909,400)	$0.19	(10,058,660)	$0.16
Warrants expired	-	-	(17,871,666)	$0.22	(6,177,500)	$0.15
Outstanding	-	-	-	-	18,781,066	$0.21

Fair value of the finder’s warrants granted was measured using the Black-Scholes pricing model. Black-Scholes pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023, 2022 and 2021

(Expressed in Canadian Dollars)